SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14) SHAREHOLDERS' EQUITY

a) Share Capital

	2013		2012		2011

Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount

Balance, beginning of year	198,684	$2,997,682	181,159	$2,622,003	178,649	$2,548,631
Issued for cash:
Public offerings	–	–	14,709	330,618	–	–
Dividend Reinvestment Plan	–	–	955	19,150	1,928	52,375
Stock Option Plan	1,042	14,838	68	1,180	582	11,626
Non-cash:
Stock Dividend Plan	3,032	46,211	1,793	23,612	–	–
Stock Option Plan		3,108	–	1,119	–	9,371

Balance, end of year	202,758	$3,061,839	198,684	$2,997,682	181,159	$2,622,003

The Company is authorized to issue an unlimited number of common shares without par value.

b) Dividends

($ thousands)	2013	2012	2011

Cash dividends(1)	$170,653	$277,948	$388,904
Stock Dividend Plan	46,211	23,612	–

Dividends to shareholders	$216,864	$301,560	$388,904

(1)
Includes $19.2 million in 2012 and $52.4 million in 2011 related to the former Dividend Reinvestment Plan.

For the year ended December 31, 2013 Enerplus paid dividends of $1.08 per common share totaling $216.9 million (December 31, 2012 – $1.54 per share and $301.6 million, December 31, 2011 – $2.16 per share and $388.9 million).

c) Share-based compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Income Statements:

($ thousands)	2013	2012	2011

Cash:
Long-term incentive plans expense	$23,262	$5,618	$14,443
Non-Cash:
Stock Option Plan expense	9,213	10,297	12,330
Equity swap gain	(5,450)	(412)	–

Share-based compensation expense	$27,025	$15,503	$26,773

(i) Long-Term Incentive Plans

The following table summarizes the PSU, RSU and DSU activity for the year ended December 31, 2013 and other information at December 31, 2013:

For the year ended December 31, 2013 (thousands of units)	PSU	RSU	DSU

Balance, beginning of year	605	963	34
Granted	370	462	78
Vested	(256)	(469)	(13)
Forfeited	(69)	(135)	–

Balance, end of year	650	821	99

At December 31, 2013 (in $thousands, except for years)
Recognized cash share-based compensation expense(1)	$14,965	$11,271	$2,075
Unrecognized cash share-based compensation expense	13,966	6,730	–

Intrinsic value(2)	$28,931	$18,001	$2,075

Weighted-average remaining contractual term (years)(3)	1.6	0.9	–

(1)
Recognized amounts are included in accounts payable on the Consolidated Balance Sheets. At December 31, 2013 the plans had a liability balance of $28.3 million.
(2)
Includes estimated performance multipliers for the PSU plan. Unrecognized amounts will be recorded to cash share-based compensation expense over the remaining vesting term.
(3)
DSU awards vest upon a Director leaving the Board.

For the year ended December 31, 2013 the Company recorded cash share-based compensation costs of $23.3 million (December 31, 2012 – $5.6 million, December 31, 2011 – $14.4 million) and paid $11.1 million on settlements in relation to its long-term incentive plans (December 31, 2012 – $14.0 million, December 31, 2011 – $18.0 million).

(ii) Stock Option Plan

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted under the Stock Option Plan. The following assumptions were used to arrive at the estimates of fair value during each of the respective reporting periods:

Weighted average for the period	December 31, 2013	December 31, 2012	December 31, 2011

Dividend yield(1)	8.0%	8.2%	7.14%
Volatility(1)	27.80%	28.35%	35.00%
Risk-free interest rate	1.51%	1.35%	2.34%
Forfeiture rate	10.0%	10.0%	9.4%
Expected life	4.5 years	4.5 years	4.5 years

(1)
Reflects the expected dividend yield and volatility of Enerplus shares over the expected life of the option.

The following table summarizes the stock option plan activity for the year ended December 31, 2013:

Year ended December 31, 2013	Number of Options (thousands)	Weighted Average Exercise Price

Options outstanding, beginning of year	10,768	$22.11
Granted	6,158	14.11
Exercised	(1,042)	14.25
Forfeited	(2,208)	22.34
Expired	(262)	44.09

Options outstanding, end of year	13,414	$18.65

Options exercisable, end of year	4,185	$23.09

At December 31, 2013, 4,185,000 options were exercisable at a weighted average reduced exercise price of $23.09 with a weighted average remaining contractual term of 4.07 years, giving an aggregate intrinsic value of $5.2 million (December 31, 2012 – nil, December 31, 2011 – $4.4 million). The total intrinsic value of options exercised during the year ended December 31, 2013 was $2.7 million (December 31, 2012 – $0.3 million, December 31, 2011 – $6.1 million). The weighted average grant date fair value of options granted for the year ended December 31, 2013 was $8.1 million (December 31, 2012 – $13.5 million, December 31, 2011 – $10.3 million).

At December 31, 2013 the total share-based compensation expense related to non-vested options not yet recognized was $4.6 million. The expense is expected to be recognized in net income over a weighted-average period of 1.3 years.

d) Paid-in Capital

The following tables summarize the Paid-in Capital activity for the year and the ending balances as at December 31:

($ thousands)	2013	2012	2011

Balance, beginning of year	$32,293	$23,115	$20,156
Stock Option Plan – exercised	(3,108)	(1,119)	(9,371)
Stock Option Plan – expensed	9,213	10,297	12,330

Balance, end of year	$38,398	$32,293	$23,115

e) Basic and Diluted Earnings Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2013	2012	2011

Net income/(loss)	$47,976	$(270,697)	$12,811
Weighted average shares outstanding – Basic	200,567	195,633	179,889
Dilutive impact of options(1)	837	–	456

Weighted average shares outstanding – Diluted	201,404	195,633	180,345

Net income/(loss) per share
Basic	0.24	(1.38)	0.07
Diluted	0.24	(1.38)	0.07

(1)
For the year ended December 31, 2012 options are anti-dilutive as their conversion to shares would not increase the loss per share.